Intangible Assets (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets:
Amortization of intangible assets	$ 22,826,000	$ 6,364,000	$ 1,199,000
Projected aggregate amortization expense for the next five years and thereafter
2014	15,971,000
2015	5,783,000
2016	4,980,000
2017	3,266,000
2018	2,042,000
Thereafter	15,007,000
Net finite-lived intangible assets	47,049,000	59,554,000
Impairment charge related to discontinued operations			1,600,000
LIN Television
Finite-Lived Intangible Assets:
Amortization of intangible assets	22,826,000	6,364,000	1,199,000
Projected aggregate amortization expense for the next five years and thereafter
2014	15,971,000
2015	5,783,000
2016	4,980,000
2017	3,266,000
2018	2,042,000
Thereafter	15,007,000
Net finite-lived intangible assets	47,049,000	59,554,000
Impairment charge related to discontinued operations			$ 1,600,000